SilverPepper Commodity Strategies Global Macro Fund
SUMMARY SECTION SILVERPEPPER COMMODITY STRATEGIES GLOBAL MACRO FUND
Investment Objectives:

The primary investment objective of the SilverPepper Commodity Strategies Global Macro Fund (the “Commodity Strategies Global Macro Fund”) is to seek returns that are largely uncorrelated with the returns of the general stock and bond markets. The Commodity Strategies Global Macro Fund also seeks capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Commodity Strategies Global Macro Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - SilverPepper Commodity Strategies Global Macro Fund - USD ($)	Advisor Class Shares	Institutional Class Shares
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Wire fee	$ 20	$ 20
Overnight check delivery fee	25	25
Retirement account fees (annual maintenance fee)	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - SilverPepper Commodity Strategies Global Macro Fund		Advisor Class Shares	Institutional Class Shares
Management fees		1.50%	1.50%
Distribution and/or service (12b-1) fees		none	none
Shareholder servicing fee		0.25%	none
Subsidiary expenses	[1]	0.02%	0.02%
All other expenses (includes Dividend & Interest expenses of 0.01%)		0.29%	0.47%
Other expenses		0.56%	0.49%
Total annual fund operating expenses	[2]	2.06%	1.99%
[1]	Subsidiary expenses will be borne indirectly by the Commodity Strategies Global Macro Fund as a result of investing through the Subsidiary.
[2]	The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Commodity Strategies Global Macro Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 2.24% and 1.99% of the average daily net assets of the Commodity Strategies Global Macro Fund's Advisor Class and Institutional Class shares, respectively. This agreement is in effect until October 31, 2027 and it may be terminated or amended prior to the end of the term with the approval of the Trust's Board of Trustees. The Advisor is permitted to seek reimbursement from the Commodity Strategies Global Macro Fund, subject to certain limitations, of fees waived or payments made to the Commodity Strategies Global Macro Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Commodity Strategies Global Macro Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Commodity Strategies Global Macro Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Commodity Strategies Global Macro Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - SilverPepper Commodity Strategies Global Macro Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Advisor Class Shares	209	646	1,108	2,390
Institutional Class Shares	202	624	1,073	2,317

Portfolio Turnover

The Commodity Strategies Global Macro Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Commodity Strategies Global Macro Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Commodity Strategies Global Macro Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies:

Global Macro is an investment strategy that is defined by its freedom to trade both long and short positions in an array of asset classes and investment instruments located anywhere in the world. The Commodity Strategies Global Macro Fund intends to take full advantage of its investment freedom, but plans to do so based primarily on its Sub-Advisor’s views of commodity prices.

The Advisor and Sub-Advisor (as defined herein) believe that the Commodity Strategies Global Macro Fund is distinguished from other global macro funds by its focus on the impact that commodity fundamentals (the factors that impact the supply and demand of commodities) have on commodity prices as well as the prices of other asset classes. Regardless of whether the Commodity Strategies Global Macro Fund owns a stock, bond, commodity or currency, the reason for holding that asset will always be influenced, in some way or another, by the Sub-Advisor’s views of commodity prices. Under normal market conditions, the Fund expects to primarily invest in securities and instruments that provide investment exposure to a variety of countries and regions throughout the world, including both developed and emerging markets. In particular, the Fund may invest in foreign currencies, sovereign debt, foreign equities and futures contracts that are linked to the performance of commodities. The commodities underlying the futures contracts in which the Fund invests are produced and consumed throughout the world. Adverse economic, social, political or environmental conditions may affect the production and/or consumption of certain commodities in different countries or regions and, therefore, may have a significant effect on the overall value of such commodities. As a result, the Advisor and Sub-Advisor consider futures contracts linked to the performance of commodities to be tied to the economic fortunes and risks of various countries throughout the world. The Fund further expects, under normal circumstances, to provide investment exposure to at least three different countries other than the United States.

The day-to-day management of the Commodity Strategies Global Macro Fund is conducted by Galtere Inc. (“Galtere” or the “Sub-Advisor”), which specializes in managing commodity-based global macro investment strategies. To implement the investment strategy for the Commodity Strategies Global Macro Fund, Galtere draws on its experience and expertise in commodity markets to identify market drivers, or trends, which may create favorable investment opportunities for the Commodity Strategies Global Macro Fund. This analysis includes consideration of factors such as geopolitical movements, economic cycles, international production and consumption patterns, demographics, and weather patterns. From this global snapshot, three to five investment themes are developed, across which capital is allocated at the Sub-Advisor’s discretion. While these themes are typically long-term, they undergo regular reevaluation. As long as Galtere’s fundamental research continues to support the underlying hypotheses of a theme, the theme will be the primary driver of specific investments within the Commodity Strategies Global Macro Fund.

To implement specific investments and profile specific long or short trades that align with its themes, all asset classes, such as common stocks, bonds, commodities, and currencies, are considered. Bottom-up fundamental analysis is used to profile the trades. Once the specific investment instrument is chosen that best articulates the theme, then Galtere’s proprietary price-analysis model is used to identify what it believes will be the most advantageous entry and exit prices for that investment. Generally, a combination of long and/or short positions are used to express each theme. Bonds in which the Fund invests will generally be investment grade, of any maturity, and may include, but are not limited to, those of U.S. government, sovereign and corporate issuers. Investment grade securities are those rated at the time of acquisition Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB- or higher by Standard & Poor’s, a division of McGraw Hill Companies Inc. (“S&P”), or Fitch Ratings Ltd. (“Fitch”) or, if unrated by S&P, Moody’s or Fitch, determined by the Fund’s Sub-Advisor to be of comparable credit quality.

The investment approach also places a strong emphasis on risk management. Galtere uses future and options contracts for risk management in an attempt to reduce position-specific risk or volatility. Galtere’s process uses a variety of hedging and other investment techniques that seek to protect capital and reduce the frequency and severity of loss.

The Commodity Strategies Global Macro Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest more of its assets in fewer issuers than a “diversified” mutual fund.

As part of pursuing its investment strategy, the Commodity Strategies Global Macro Fund will invest up to 25% of its total assets in a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s Advisor and has the same investment objective as the Commodity Strategies Global Macro Fund. The Subsidiary will generally invest in derivatives, including futures, options, swaps, commodity interests and other investments intended to serve as margin or collateral for swap positions.

The instruments in which the Commodity Strategies Macro Global Fund invests may have payments linked to the performance of commodities. Although the Commodity Strategies Global Macro Fund expects to make these investments principally by investing in the Subsidiary, the Commodity Strategies Global Macro Fund also may invest directly in the same instruments to the extent permitted under the 1940 Act and consistent with its intent to be treated as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). References in this Prospectus to investments by, and activities and risks of, the Commodity Strategies Global Macro Fund may also include investments by, and activities and risks of, the Subsidiary.

Principal Risks of Investing

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Commodity Strategies Global Macro Fund is set forth below. Because the Commodity Strategies Global Macro Fund may be considered to be investing indirectly through its Subsidiary, references to the Commodity Strategies Global Macro Fund’s risks also include risks associated with investing in the Subsidiary. Before you decide whether to invest in the Commodity Strategies Global Macro Fund, carefully consider these risk factors associated with investing in the Commodity Strategies Global Macro Fund, which may cause investors to lose money. There can be no assurance that the Commodity Strategies Global Macro Fund will achieve its investment objectives.

Futures Strategy/Commodities Risk. Exposure to the commodities markets (including financial futures markets) through investments in futures may subject the Commodity Strategies Global Macro Fund to greater volatility than cash market investments in securities. Prices of commodities and related contracts may fluctuate significantly and unpredictably over short periods for a variety of reasons, including changes in interest rates, overall market movements, supply and demand relationships and balances of payments and trade; weather and natural disasters; and governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day and the size of contract positions taken. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives can have a leveraging effect and increase fund volatility. Derivatives transactions can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Commodity Strategies Global Macro Fund may not correlate with the value of the underlying instrument or the Commodity Strategies Global Macro Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include, but are not limited to, illiquidity risk and counterparty credit risk. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm.

Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Commodity Strategies Global Macro Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Commodity Strategies Global Macro Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Commodity Strategies Global Macro Fund’s performance. To the extent that the Commodity Strategies Global Macro Fund invests in over-the-counter options, the Commodity Strategies Global Macro Fund may be exposed to counterparty risk.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Commodity Strategies Global Macro Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Commodity Strategies Global Macro Fund participate, or factors relating to specific companies in which the Commodity Strategies Global Macro Fund invests.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer term and lower rated securities are more volatile than shorter-term and higher rated securities.

Credit Risk. If an issuer or guarantor of a debt security held by the Commodity Strategies Global Macro Fund or a counterparty to a financial contract with the Commodity Strategies Global Macro Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Commodity Strategies Global Macro Fund’s portfolio will typically decline.

Liquidity Risk. The Commodity Strategies Global Macro Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil. If the Commodity Strategies Global Macro Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. In addition, the reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease the liquidity of the Fund’s investments. Illiquid assets may also be difficult to value.

Asset Segregation Risk. As a series of an investment company registered with the SEC, the Commodity Strategies Global Macro Fund must segregate liquid assets, or engage in other measures to “cover” open positions with respect to certain kinds of derivatives and short sales. The Commodity Strategies Global Macro Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Commodity Strategies Global Macro Fund’s investment in such investments) even if they are covered.

Leveraging Risk. Certain transactions the Commodity Strategies Global Macro Fund and/or the Subsidiary may undertake, including futures contracts and short positions in financial instruments, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Commodity Strategies Global Macro Fund’s investments and make the Commodity Strategies Global Macro Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Commodity Strategies Global Fund would otherwise have, potentially resulting in the loss of all assets. The Commodity Strategies Global Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Subsidiary Risk. By investing in the Subsidiary, the Commodity Strategies Global Macro Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not itself subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States, the U.S. states or the Cayman Islands, under which the Fund and Subsidiary are organized and operated, as applicable, could prevent the Commodity Strategies Global Macro Fund or the Subsidiary from operating as described in this Prospectus and could negatively affect the Commodity Strategies Global Macro Fund and its shareholders.

Tax Risk. To qualify for the tax treatment available to regulated investment companies under the Code, the Commodity Strategies Global Macro Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income.” Income derived from direct investments in commodities is not “qualifying income.” In addition, the Internal Revenue Service (the “IRS”) has issued a revenue ruling concluding that income and gains from certain commodity-linked derivatives does not constitute “qualifying income.” Under proposed Treasury regulations, certain income derived by a regulated investment company from a foreign wholly-owned subsidiary, such as the Subsidiary, which invests in commodities and commodity-linked derivatives would generally constitute “qualifying income” only to the extent the foreign wholly-owned subsidiary makes distributions to the regulated investment company.

The tax treatment of the Fund’s investment in commodity interests or in the Subsidiary could also be adversely affected by future legislation or Treasury regulations.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Commodity Strategies Global Macro Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Foreign Sovereign Risk. Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Short Sales Risk. In connection with a short sale of a security or other instrument, the Commodity Strategies Global Macro Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Commodity Strategies Global Macro Fund replaces the security or other instrument borrowed to make the short sale, the Commodity Strategies Global Macro Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase. Shorting options or futures may have an imperfect correlation to the assets held by the Fund and may not adequately protect against losses in or may result in greater losses for the Fund’s portfolio.

Valuation Risk. The sales price the Commodity Strategies Global Macro Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued by the Fund using a fair value methodology. Investors who purchase or redeem Commodity Strategies Global Macro Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology.

Portfolio Turnover Risk. Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

Lack of Correlation Risk; Hedging Risk. There can be no assurance that the Fund’s hedges will be effective. Any decrease in negative correlation or increase in positive correlation between the positions the Sub-Advisor anticipated would be offsetting (such as short and long positions in securities or currencies held by the Fund) could result in significant losses for the Fund.

Management and Strategy Risk. The value of your investment depends on the judgment of the Sub-Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Non-Diversification Risk. The Commodity Strategies Global Macro Fund is classified as “non-diversified,” which means the Commodity Strategies Global Macro Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Commodity Strategies Global Macro Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.silverpepperfunds.com, or by calling the Fund at 1-855-554-5540. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Return (before taxes) for Institutional Class Shares For each calendar year at NAV

The year-to-date return as of September 30, 2017 was (3.50)%.

Institutional Class
Highest Calendar Quarter Return at NAV	2.35%	Quarter Ended 12/31/2016
Lowest Calendar Quarter Return at NAV	(5.36)%	Quarter Ended 12/31/2014

Average Annual Total Returns for Period Ended December 31, 2016
Average Annual Total Returns - SilverPepper Commodity Strategies Global Macro Fund		1 Year	Since Inception	Inception Date
Advisor Class Shares		5.10%	(3.04%)	Oct. 31, 2013
Institutional Class Shares		5.30%	(2.80%)	Oct. 31, 2013
Institutional Class Shares | After Taxes on Distributions	[1]	5.30%	(2.80%)	Oct. 31, 2013
Institutional Class Shares | After Taxes on Distributions and Sales	[1]	3.00%	(2.12%)	Oct. 31, 2013
Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes)		11.77%	(10.58%)	Oct. 31, 2013
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns shown depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class shares.

SilverPepper Merger Arbitrage Fund
SUMMARY SECTION SILVERPEPPER MERGER ARBITRAGE FUND
Investment Objectives:

The primary investment objective of the SilverPepper Merger Arbitrage Fund (the “Merger Arbitrage Fund”) is to seek returns that are largely uncorrelated with the returns of the general stock market. The Merger Arbitrage Fund also seeks capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Merger Arbitrage Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - SilverPepper Merger Arbitrage Fund - USD ($)	Advisor Class Shares	Institutional Class Shares
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Wire fee	$ 20	$ 20
Overnight check delivery fee	25	25
Retirement account fees (annual maintenance fee)	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - SilverPepper Merger Arbitrage Fund		Advisor Class Shares	Institutional Class Shares
Management fees		1.50%	1.50%
Distribution and/or service (12b-1) fees		none	none
Shareholder servicing fee		0.25%	none
Dividend and interest expense on short sales		2.58%	2.58%
All other expenses		0.65%	0.72%
Other expenses		3.48%	3.30%
Total annual fund operating expenses		4.98%	4.80%
Fee waived and/or expenses reimbursed	[1]	(0.16%)	(0.23%)
Total annual fund operating expenses (after waiving fees and/or reimbursing expenses)	[1]	4.82%	4.57%
[1]	The Merger Arbitrage Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Merger Arbitrage Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 2.24% and 1.99% of the average daily net assets of the Merger Arbitrage Fund's Advisor Class and Institutional Class shares, respectively. This agreement is in effect until October 31, 2027 and it may be terminated or amended prior to the end of the term with the approval of the Trust's Board of Trustees. The Merger Arbitrage Fund's advisor is permitted to seek reimbursement from the Merger Arbitrage Fund, subject to certain limitations, of fees waived or payments made to the Merger Arbitrage Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Merger Arbitrage Fund with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the Merger Arbitrage Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Merger Arbitrage Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - SilverPepper Merger Arbitrage Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Advisor Class Shares	482	1,450	2,421	4,864
Institutional Class Shares	458	1,380	2,310	4,669

Portfolio Turnover

The Merger Arbitrage Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Merger Arbitrage Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Merger Arbitrage Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 317% of the average value of its portfolio.

Principal Investment Strategies:

Merger arbitrage is an investment strategy that specializes in buying the publicly-traded common or preferred stock of a company that is involved in a significant corporate event, such as a merger or acquisition. Investments in companies that are involved in these life-changing events have both risk and return characteristics that are markedly different from investing in the stock market in general. Under normal market conditions, the Merger Arbitrage Fund will primarily invest using merger arbitrage strategies.

Traditional stock investing, and its risks and returns, are tied not only to company-specific factors such as profitability and prospects for growth, but also to broader economic factors such as interest rates, inflation, global trade and political risks. In contrast, both the risk and return of merger-arbitrage investing are largely isolated from the daily gyrations of the stock market, and instead are dependent on the successful or unsuccessful completion of a merger or acquisition. As a function of its investment strategy, merger-arbitrage investing creates returns that are largely uncorrelated with, or independent of, the returns of the stock market.

The typical merger-arbitrage strategy seeks to generate a return by purchasing the stock of the company being acquired, which is commonly known as the target company (the “target”), and when appropriate, shorting the stock of the acquiring company. The purpose of the strategy is to profit by earning the “spread,” or difference in price, between:

1.	The current trading price of the target company following the announcement of the merger, and

2.	The contractual price to be paid for the target company in the future when the transaction closes.

This spread, or the return that can be earned, is usually relatively narrow–offering a modest nominal total return. However, since a merger transaction generally is completed in three to four months, this modest return translates into higher annualized returns.

Every merger transaction has a unique set of risks and deal terms. Since the risks of each transaction, not the general movement of the stock market, drive the returns and risks of the Merger Arbitrage Fund, assessing the risks of each merger event is critical.

Chicago Capital Management, LLC (“Chicago Capital” or the “Sub-Advisor”) is the Sub-Advisor for the Merger Arbitrage Fund and is responsible for the day-to-day management of the Fund. Chicago Capital specializes in merger-arbitrage investing and has significant experience and expertise in assessing the risk and return tradeoff of investing in companies involved in a publicly announced merger. After the announcement of a merger, Chicago Capital explores the opportunity of investing in the transaction. If Chicago Capital believes the merger is attractive and meets Chicago Capital’s guidelines, the Merger Arbitrage Fund will initiate an opening position in the transaction.

The Sub-Advisor has the ability to invest in a wide array of event-driven transactions, but will primarily invest in mergers or acquisitions that are initiated and announced by well-financed companies that are also strategic acquirers. Chicago Capital believes transactions with these characteristics provide the best risk-adjusted returns. Chicago Capital continuously monitors a pending transaction for all the elements of potential risk, including regulatory-approval risk, changes in deal terms, financing and shareholder approval. Chicago Capital may actively buy or sell merger investments based on their assessment of the merger’s risks and profit opportunity.

The Merger Arbitrage Fund is not limited by market capitalization or industry. It will invest across industries, sectors and geographies, although it will invest predominantly in companies located in the United States and Canada. Although the Fund may invest in transactions across industries and sectors, it may, from time to time, focus its investments in one or more industries or sectors. The Fund may engage in frequent and active trading.

In executing the Merger Arbitrage Fund’s strategy, Chicago Capital generally expects to employ leverage and to use a variety of hedging techniques including those involving short sales and less frequently, options.

Under normal circumstances, the Fund invests primarily in equity securities of U.S. and Canadian issuers, which may include American Depository Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

The Merger Arbitrage Fund is “non-diversified” under the 1940 Act, which means that it may invest more of its assets in fewer issuers than a “diversified” mutual fund.

Principal Risks

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Merger Arbitrage Fund are described below. Before you decide whether to invest in the Merger Arbitrage Fund, carefully consider these risk factors associated with investing in the Merger Arbitrage Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives.

Merger and Other Arbitrage Transactions Risk. The Merger Arbitrage Fund invests or takes short positions in securities of companies that are the subject of an acquisition. When Chicago Capital determines that it is probable that an acquisition will be consummated, the Merger Arbitrage Fund may purchase securities at prices often only slightly below the anticipated value to be paid or exchanged for such securities in the merger, exchange offer or cash tender offer (and substantially above the price at which such securities traded immediately prior to the announcement of the merger, exchange offer or cash tender offer). Likewise, when Chicago Capital believes it is likely that a transaction will not be consummated, the Merger Arbitrage Fund may take short positions in such securities in order to capture the difference attributable to the perceived market overvaluation of the acquisition target. In the case of an investment in a potential acquisition target, if the proposed merger, exchange offer or cash tender offer appears likely not to be consummated, in fact is not consummated, or is delayed, the market price of the security to be tendered or exchanged will usually decline sharply, resulting in a loss to the Merger Arbitrage Fund. The main risks of investing in a merger or acquisition transaction are typically that the transaction is renegotiated, the transaction takes longer to complete than originally planned, or the transaction is never completed. These risks may be realized for a variety of reasons, such as the inability to finance the transaction, lack of regulatory approval from either state, federal or international agencies or the failure of shareholders to approve the transaction. If a merger is not completed, the Merger Arbitrage Fund could incur a loss.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Merger Arbitrage Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Merger Arbitrage Fund participate, or factors relating to specific companies in which the Merger Arbitrage Fund invests.

Micro-, Small- and Mid-Cap Company Risk. The securities of micro-capitalization, small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Liquidity Risk. The Merger Arbitrage Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Merger Arbitrage Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Merger Arbitrage Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs and Global Depository Receipts (“GDRs”). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange and other fees from the costs from changes in share prices and payment of dividends.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Short Sales Risk. In connection with a short sale of a security or other instrument, the Merger Arbitrage Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Merger Arbitrage Fund replaces the security or other instrument borrowed to make the short sale, the Merger Arbitrage Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase. Shorting options or futures may have an imperfect correlation to the assets held by the Fund and may not adequately protect against losses in or may result in greater losses for the Fund’s portfolio.

Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Merger Arbitrage Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Merger Arbitrage Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Merger Arbitrage Fund’s performance. To the extent that the Merger Arbitrage Fund invests in over-the-counter options, the Merger Arbitrage Fund may be exposed to counterparty risk.

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to, one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives can have a leveraging effect and increase fund volatility. Derivatives transactions can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Merger Arbitrage Fund may not correlate with the value of the underlying instrument or the Merger Arbitrage Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include, but are not limited to, illiquidity risk and counterparty credit risk. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm.

Leveraging Risk. Certain Fund transactions, including entering into futures contracts and taking short positions in financial instruments, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Merger Arbitrage Fund’s investments and make the Merger Arbitrage Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Merger Arbitrage Fund would otherwise have had, potentially resulting in the loss of all assets. The Merger Arbitrage Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Asset Segregation Risk. As a series of an investment company registered with the SEC, the Merger Arbitrage Fund must segregate liquid assets, or engage in other measures to “cover” open positions with respect to certain kinds of derivatives and short sales. The Merger Arbitrage Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Merger Arbitrage Fund’s investment in such investments) even if they are covered.

Sector Focus Risk. The Merger Arbitrage Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. For example, as of June 30, 2017, a significant portion of the Merger Arbitrage Fund’s assets were invested in each of the health care, financials and consumer discretionary sectors. Performance of companies in the health care sector may be affected by, among other things, government regulation, industry innovation, and extensive litigation based on product liability and similar claims. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others: government regulation of, or related to, the sector; governmental monetary and fiscal policies; economic, business or political conditions; credit rating downgrades; changes in interest rates; price competition; and decreased liquidity in credit markets. Companies in the consumer discretionary sector may be adversely affected by fluctuations in supply and demand, changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending.

Portfolio Turnover Risk. Mergers and acquisitions in which the Fund invests typically close in 3-6 months. The result is that the Fund’s opportunity in those deals has ended and it will look to invest in new deals. This will lead to higher turnover than what may occur in the average mutual fund. Active and frequent trading of the Merger Arbitrage Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

Lack of Correlation Risk; Hedging Risk. There can be no assurance that the Fund’s hedges will be effective. Any decrease in negative correlation or increase in positive correlation between the positions the Sub-Advisor anticipated would be offsetting (such as short and long positions in securities or currencies held by the Fund) could result in significant losses for the Fund.

Management and Strategy Risk. The value of your investment depends on the judgment of the Sub-Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Non-Diversification Risk. The Merger Arbitrage Fund is classified as “non-diversified,” which means the Merger Arbitrage Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Merger Arbitrage Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of two broad-based market indices. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.silverpepperfunds.com, or by calling the Fund at 1-855-554-5540. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Return (before taxes) for Institutional Class Shares For each calendar year at NAV

The year-to-date return as of September 30, 2017, was 1.18%.

Institutional Class
Highest Calendar Quarter Return at NAV	3.95%	Quarter Ended 12/31/2015
Lowest Calendar Quarter Return at NAV	0.10%	Quarter Ended 03/31/2014

Average Annual Total Returns for Period Ended December 31, 2016
Average Annual Total Returns - SilverPepper Merger Arbitrage Fund		1 Year	Since Inception	Inception Date
Advisor Class Shares		4.14%	4.90%	Oct. 31, 2013
Institutional Class Shares		4.30%	5.13%	Oct. 31, 2013
Institutional Class Shares | After Taxes on Distributions	[1]	4.07%	4.31%	Oct. 31, 2013
Institutional Class Shares | After Taxes on Distributions and Sales	[1]	2.47%	3.59%	Oct. 31, 2013
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		11.96%	10.28%	Oct. 31, 2013
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns shown depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class shares.